Gross Unrealized Losses and Fair Value of Investment Securities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Gross unrealized losses	$ 490	[1]	$ 601	[2]	$ 1,419	[3]
12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Gross unrealized losses	361	[4]	547	[5]	1,208	[6]
Other-than-temporary impairments
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Gross unrealized losses	76		124		257
Other-than-temporary impairments | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Gross unrealized losses	75		123		248
Below investment grade
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Gross unrealized losses	207	[1],[7]	349	[2],[8]	677	[3],[9]
Below investment grade | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Gross unrealized losses	199	[4],[7]	338	[5],[8]	631	[6],[9]
Below investment grade | Other-than-temporary impairments | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Gross unrealized losses	$ 74		$ 119		$ 235

[1]	Amounts included $76 million of unrealized losses on other-than-temporarily impaired securities.
[2]	Amounts included $124 million of unrealized losses on other-than-temporarily impaired securities.
[3]	Amounts included $257 million of unrealized losses on other-than-temporarily impaired securities.
[4]	Amounts included $75 million of unrealized losses on other-than-temporarily impaired securities.
[5]	Amounts included $123 million of unrealized losses on other-than-temporarily impaired securities.
[6]	Amounts included $248 million of unrealized losses on other-than-temporarily impaired securities.
[7]	Amounts that have been in a continuous loss position for 12 months or more included $74 million of unrealized losses on other-than-temporarily impaired securities.
[8]	Amounts that have been in a continuous loss position for 12 months or more included $119 million of unrealized losses on other-than-temporarily impaired securities.
[9]	Amounts that have been in a continuous loss position for 12 months or more included $235 million of unrealized losses on other-than-temporarily impaired securities.